Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
June 28, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) CIK No. 0000909466
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Class A, Class A2, Class B, Class C, Class Y, Investor and Institutional Class shares, as applicable, shares of Invesco High Income Municipal Fund, Invesco Tax-Exempt Cash Fund and Invesco Tax-Free Intermediate Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 34 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 34 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on June 28, 2010.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.
Sincerely,

/s/ Stephen Rimes Stephen Rimes
Counsel